Income Taxes - Schedule of Reconciliation Effective Tax Rate, Percentage (Details)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Income Tax Disclosure [Abstract]
Federal tax benefit at the expected statutory rate	34.00%	34.00%
State income tax, net of federal tax benefit	2.30%	6.20%
Expired net operating loss carryforwards	(1.50%)	(0.30%)
Permanent items	(17.90%)	0.40%
Valuation allowance	(16.90%)	(40.30%)
Income tax benefit - effective rate	0.00%	0.00%